Other Investments (Details) - Schedule of Continuity of Investments - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
At fair value [Member]
Other Investments (Details) - Schedule of Continuity of Investments [Line Items]
Beginning	$ 17,768	$ 15,733
Ending	15,540	17,768
Loss on equity investments designated as FVTOCI	(1,312)	(1,526)
Loss equity investments designated as FVTPL	(2,318)	(3,485)
Acquisition	3,702	8,235
Disposal	(1,035)	(1,362)
Impact of foreign currency translation	(1,265)	173
Accumulated fair value change included in OCI [Member]
Other Investments (Details) - Schedule of Continuity of Investments [Line Items]
Beginning	(24,336)	(22,810)
Ending	(25,648)	(24,336)
Loss on equity investments designated as FVTOCI	(1,312)	(1,526)
Loss equity investments designated as FVTPL
Acquisition
Disposal
Impact of foreign currency translation
Accumulated fair value change included in P&L [Member]
Other Investments (Details) - Schedule of Continuity of Investments [Line Items]
Beginning	3,703	7,188
Ending	1,385	3,703
Loss on equity investments designated as FVTOCI
Loss equity investments designated as FVTPL	(2,318)	(3,485)
Acquisition
Disposal
Impact of foreign currency translation